Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) Customer Supplier	Dec. 31, 2017 USD ($) Customer Supplier
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 2,396,993	$ 3,767,081
Certificates of deposit with original maturities of more than ninety days		105,707
Equity interest of individual shareholder's proportionate share	51.00%
Maximum value added tax rate	17.00%
Certificates of deposit and restricted cash on deposit in PRC	$ 4,116,684	$ 7,027,894
Concentration risk percentage of advanced payments paid to major supplier		10.00%
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	10.00%	12.00%
Number of customers | Customer		1
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	27.00%	18.00%
Number of customers | Customer	1	1
Purchases [Member] | Major Supplier One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	12.00%	12.00%
Concentration risk percentage of advanced payments paid to major supplier	20.00%
Number of suppliers | Supplier	2	2
Purchases [Member] | Major Supplier Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage		11.00%
Concentration risk percentage of advanced payments paid to major supplier	15.00%
Number of suppliers | Supplier	2	2
Bank acceptance notes payable [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 1,439,064	$ 3,053,622
Letters of credit [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	649,675	565,821
Miscellaneous deposits [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 308,254	$ 147,638